FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 2,760	$ 2,134
Financial assets, Fair Value	2,760	2,134
Disclosure of financial liabilities [line items]
Preferred shares	20	20
Financial liabilities, Carrying	13,199	12,361
Financial liabilities, Fair Value	13,493	12,702
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,256	2,101
Financial liabilities, Fair Value	1,261	2,113
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	9,689	8,063
Financial liabilities, Fair Value	9,978	8,392
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,026	864
Financial liabilities, Fair Value	1,026	864
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,208	1,313
Financial liabilities, Fair Value	1,208	1,313
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	782	374
Financial assets, Fair Value	782	374
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	949	838
Financial assets, Fair Value	949	838
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	838	837
Financial assets, Fair Value	838	837
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	191	85
Financial assets, Fair Value	$ 191	$ 85